Share Capital - Summary of Beneficial Shareholders (Detail) - shares		12 Months Ended
	Aug. 20, 2020	Dec. 31, 2020
Disclosure of beneficial ownership [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Government Employees Pension Fund [member]
Disclosure of beneficial ownership [line items]
Number of shares		82,103,978
Percentage of issued ordinary shares		9.29%
VanEck Vectors Gold Miners ETF [member]
Disclosure of beneficial ownership [line items]
Number of shares		52,019,222
Percentage of issued ordinary shares		5.89%